Vessels, net (Details Narrative) $ in Thousands	3 Months Ended	4 Months Ended			5 Months Ended		6 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended			11 Months Ended					12 Months Ended
	Mar. 21, 2019 USD ($)	Apr. 23, 2019 USD ($)	May 09, 2018 USD ($)	Apr. 27, 2018 USD ($)	Jun. 07, 2018 USD ($)	May 21, 2018 USD ($)	Jun. 29, 2019 USD ($)	Jul. 02, 2018 USD ($)	Aug. 31, 2018 USD ($)	Sep. 30, 2020 USD ($)	Oct. 02, 2018 USD ($)	Oct. 31, 2020 USD ($)	Oct. 18, 2019	Oct. 25, 2018 USD ($)	Dec. 10, 2020 USD ($)	Nov. 30, 2020 USD ($)	Dec. 13, 2019 USD ($)	Dec. 14, 2018 USD ($)	Dec. 04, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 16, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jun. 29, 2020	Jun. 30, 2018 USD ($)
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																				$ 8,183	$ 5,978		$ 76,264
Vessels, net																				1,041,138	1,062,258
Asset Impairment Charges																				71,577	36,680		44,344
Loss on sale of vessel																				0	0		$ 53
Navios Gem Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions										$ 51,000
Five Drybulk Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired																								5
Panamax vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT													81,000
Number of vessels acquired																								3
Ultra Handymax vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired																								2
Drybulk vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions																						$ 40,379
Number of vessels acquired																						4
Proceeds from Lines of Credit																						$ 37,000
Sub-Panamax vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired																	3
Panamax Vessels III [Member]
Property, Plant and Equipment [Line Items]
Number of vessels acquired																	2
Navios Sphera And Navios Mars [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions									$ 79,000
Navios Altair I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2006
Vessel type																							Panamax
Vessel capacity in DWT																							74,475
Property, Plant and Equipment, Additions					$ 11,842
Navios Symmetry [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2006
Vessel type																							Panamax
Vessel capacity in DWT																							74,381
Property, Plant and Equipment, Additions						$ 11,811
Navios Apollon I [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2005
Vessel type																							Panamax
Vessel capacity in DWT																							87,052
Property, Plant and Equipment, Additions			$ 13,446
Navios Soleil [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment															$ 8,183
Dry dock and special survey costs, net															3,108
Vessels, net															18,163
Asset Impairment Charges															$ 9,980
Navios Galaxy I [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		$ 5,978
Asset Impairment Charges																					7,345
Sale price	$ 5,978
Navios Libra II [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																		$ 4,559
Dry dock and special survey costs, net																		657
Vessels, net																		$ 5,784
Asset Impairment Charges																							$ 1,226
Sale price														$ 4,559
Navios Felicity [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																			$ 4,705
Dry dock and special survey costs, net																			818
Vessels, net																			10,016
Asset Impairment Charges																							5,258
Loss on sale of vessel																			$ 53
Sale price											$ 4,705
YM Unity And YM Utmost [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment				$ 67,000
Dry dock and special survey costs, net								$ 2,104
Vessels, net								104,860
Asset Impairment Charges																							$ 37,860
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Noncurrent																									$ 67,000
YM Unity And YM Utmost [Member] | DVB $39M Credit Facility [Member]
Property, Plant and Equipment [Line Items]
Repayments of Debt								$ 20,200
Castor N [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																				2,026
Sale price																$ 8,869
Esperanza N [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																				1,780
Sale price												$ 4,559
Management Agreement [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Water and Waste Water Systems																				$ 3,366	$ 16,313
Navios Holdings I [Member] | Navios Gem [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2014
Vessel type										Capesize
Vessel capacity in DWT										181,336
Navios Holdings I [Member] | Navios Victory [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2014
Vessel type										Panamax
Vessel capacity in DWT										77,095
Navios Holdings I [Member] | Navios Sphera [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2016
Vessel type																							Panamax
Vessel capacity in DWT																							84,872
Navios Holdings I [Member] | Navios Mars [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																							2016
Vessel type																							Capesize
Vessel capacity in DWT																							181,259
Navios Europe II [Member] | Five drybulk vessels, three Panamax vessels and two Ultra-Handymax vessels [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions							$ 56,050
Navios Europe I [Member] | Three sub-panamax and two panamax containerships [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions																	$ 56,083
Number of vessels acquired																	5